Financial expense, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial income [Abstract]
Interest income from loans and credits	$ 699	$ 1,027
Interest rate gains on derivatives: cash flow hedges	921	205
Total	1,620	1,232
Financial expense [Abstract]
Interest on loans and notes	(140,616)	(158,882)
Interest rates losses derivatives: cash flow hedges	(23,737)	(30,642)
Total	(164,353)	(189,524)
Other financial income / (expenses) [Abstract]
Other financial income	11,241	21,434
Other financial losses	(11,624)	(8,133)
Total	(383)	13,301
Kaxu [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	5,600	5,700
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	$ 3,400	$ 8,000